Fair Value Measurements and Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 3 | Additional Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, measurement with unobservable inputs reconciliation, recurring basis, liability, purchases	$ 15,340
Changes in fair value	2,015
Level 3 | Earn-Out Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, measurement with unobservable inputs reconciliation, recurring basis, liability, purchases	70,481
Changes in fair value	(17,345)
Convertible preferred stock warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in fair value	1,600	$ 1,300	$ 1,200	$ 1,000	$ 400
Convertible preferred stock warrant liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, measurement with unobservable inputs reconciliation, recurring basis, liability, purchases	(989)
Changes in fair value	$ 1,616		$ 1,234